Shares, equity and appropriation of profit - Proposed appropriation of profit (Details)	Dec. 31, 2018 SEK (kr) kr / shares
Shares, equity and appropriation of profit
Amount at disposal of Annual General Meeting	kr 28,873,578,326
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners per share | kr / shares	kr 4.40
Dividends proposed or declared before financial statements authorised for issue but not recognised as distribution to owners	kr 3,022,813,499
Amount at disposal of Annual General Meeting proposed to be carried forward	kr 25,850,764,827